SUBSEQUENT EVENTS (Details Narrative) - shares				12 Months Ended
	Nov. 06, 2024	Jul. 29, 2024	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Shares exchanged				142,928,343	148,428,343
Shares issued for services					7,354,312
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued				19,977,169
Shares exchanged				58,800,000	141,635,524
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Shares issued for services	254,642
Subsequent Event [Member] | Consultant [Member] | Professional Services Agreement [Member]
Subsequent Event [Line Items]
Shares issued for services	254,642
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares exchanged		9,793,754
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued			200,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares exchanged		1